Risk Management - Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	31.00%	30.00%
Gross carrying amount	R 672,739	R 554,107
Impairment loss allowance	R 210,906	R 165,240
Since invoicing [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	6.00%	6.00%
Gross carrying amount	R 229,073	R 201,762
Impairment loss allowance	R 13,546	R 12,844
1 month since invoicing date [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	12.00%	14.00%
Gross carrying amount	R 82,721	R 64,098
Impairment loss allowance	R 10,302	R 8,988
2 months since invoicing date [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	23.00%	22.00%
Gross carrying amount	R 38,484	R 39,487
Impairment loss allowance	R 8,998	R 8,627
3 months since invoicing date [Member]
Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	55.00%	54.00%
Gross carrying amount	R 322,461	R 248,760
Impairment loss allowance	R 178,060	R 134,781